Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 11.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.9%
Braskem America Finance Co.(b)
07/22/2041	7.125%	3,450,000	3,917,469
Colombia 0.9%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%	535,000	600,643
Millicom International Cellular SA(b)
01/15/2028	5.125%	1,440,000	1,514,453
03/25/2029	6.250%	1,080,000	1,201,663
03/25/2029	6.250%	810,000	901,247
Total			4,218,006
Egypt 0.2%
Egypt Government International Bond(b)
02/16/2061	7.500%	1,249,000	1,130,410
Ghana 0.8%
Ghana Government International Bond(b),(c)
05/07/2042	8.875%	3,642,000	3,515,163
Guatemala 0.4%
Energuate Trust(b)
05/03/2027	5.875%	1,200,000	1,271,248
05/03/2027	5.875%	650,000	688,593
Total			1,959,841
Hong Kong 0.9%
Lenovo Group Ltd.(b)
04/24/2025	5.875%	3,500,000	3,965,657
India 0.6%
Adani Ports & Special Economic Zone Ltd.(b)
07/30/2027	4.000%	850,000	896,427
08/04/2027	4.200%	1,969,000	2,091,193
Total			2,987,620
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	735,000	742,478
Jersey 1.0%
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2036	2.625%	2,220,000	2,127,382
09/30/2040	2.940%	2,613,000	2,533,082
Total			4,660,464
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.1%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	536,796
Netherlands 0.7%
Braskem Netherlands Finance BV(b)
01/10/2023	3.500%		1,250,000	1,290,011
01/31/2030	4.500%		1,450,000	1,457,898
Mong Duong Finance Holdings BV(b)
05/07/2029	5.125%		430,000	431,645
Total				3,179,554
Pakistan 0.3%
Pakistan Government International Bond(b),(c)
04/08/2031	7.375%		1,371,000	1,399,248
Peru 0.5%
Volcan Cia Minera SAA(b)
02/11/2026	4.375%		2,300,000	2,357,704
Philippines 0.8%
SMC Global Power Holdings Corp.(b),(d)
12/31/2049	5.700%		900,000	917,630
12/31/2049	5.950%		2,500,000	2,557,835
Total				3,475,465
Singapore 0.3%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%		1,624,000	1,311,473
Virgin Islands 2.6%
Gold Fields Orogen Holdings BVI Ltd.(b)
05/15/2024	5.125%		2,300,000	2,504,527
05/15/2029	6.125%		1,350,000	1,581,896
JGSH Philippines Ltd.(b)
07/09/2030	4.125%		7,500,000	8,015,736
Total				12,102,159
Total Corporate Bonds & Notes (Cost $49,815,418)				51,459,507

Foreign Government Obligations(a),(e) 81.8%

Angola 1.9%
Angolan Government International Bond(b)
11/26/2029	8.000%		1,846,000	1,735,405
11/26/2029	8.000%		1,600,000	1,504,143
05/08/2048	9.375%		5,700,000	5,371,730
Total				8,611,278
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2021 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 0.9%
Argentine Republic Government International Bond(d)
07/09/2035	0.125%	13,614,232	4,049,297
07/09/2046	0.125%	720,000	220,983
Total			4,270,280
Belarus 0.3%
Republic of Belarus International Bond(b)
02/28/2023	6.875%	700,000	712,289
02/28/2030	6.200%	750,000	696,272
Total			1,408,561
Bermuda 0.3%
Ooredoo International Finance Ltd.(b),(c)
04/08/2031	2.625%	1,367,000	1,352,264
Brazil 2.5%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%	210,000	227,445
Brazilian Government International Bond
06/12/2030	3.875%	7,500,000	7,278,286
01/07/2041	5.625%	446,000	462,285
01/27/2045	5.000%	3,500,000	3,323,854
Total			11,291,870
Canada 0.4%
MEGlobal Canada ULC(b)
05/18/2025	5.000%	1,600,000	1,781,928
Chile 0.7%
Chile Government International Bond
01/25/2050	3.500%	1,750,000	1,786,217
Corporación Nacional del Cobre de Chile(b)
09/30/2029	3.000%	1,215,000	1,250,167
Total			3,036,384
China 1.7%
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%	1,300,000	1,414,581
Syngenta Finance NV(b)
04/24/2028	5.182%	5,800,000	6,308,139
Total			7,722,720
Colombia 4.8%
Colombia Government International Bond
01/30/2030	3.000%	13,700,000	13,413,242
04/15/2031	3.125%	8,900,000	8,705,976
Total			22,119,218
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Croatia 0.5%
Croatia Government International Bond(b)
01/26/2024	6.000%		861,000	984,355
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		710,000	766,868
10/23/2022	5.875%		600,000	648,057
Total				2,399,280
Dominican Republic 5.4%
Dominican Republic Bond(b)
02/05/2027	11.250%	DOP	112,000,000	2,243,424
Dominican Republic International Bond(b)
03/04/2022	10.375%	DOP	74,200,000	1,342,976
01/27/2025	5.500%		2,500,000	2,743,072
01/29/2026	6.875%		500,000	582,977
06/05/2026	9.750%	DOP	108,550,000	2,061,360
01/25/2027	5.950%		4,035,000	4,535,592
01/30/2030	4.500%		4,845,000	4,884,394
09/23/2032	4.875%		1,650,000	1,674,550
04/30/2044	7.450%		2,286,000	2,697,045
01/27/2045	6.850%		271,000	299,362
01/30/2060	5.875%		1,650,000	1,578,870
Total				24,643,622
Ecuador 0.6%
Ecuador Government International Bond(b),(d)
07/31/2035	0.500%		3,343,275	1,532,419
07/31/2040	0.500%		2,342,250	1,028,082
Total				2,560,501
Egypt 2.8%
Egypt Government International Bond(b)
04/16/2030	5.625%	EUR	1,580,000	1,841,365
04/11/2031	6.375%	EUR	2,000,000	2,404,035
01/15/2032	7.053%		1,100,000	1,084,274
05/29/2032	7.625%		2,585,000	2,644,290
01/31/2047	8.500%		850,000	845,358
02/21/2048	7.903%		2,400,000	2,258,673
03/01/2049	8.700%		1,550,000	1,553,363
Total				12,631,358
El Salvador 1.7%
El Salvador Government International Bond(b)
01/30/2025	5.875%		830,000	830,005
01/18/2027	6.375%		4,870,000	4,831,324
07/15/2052	9.500%		1,850,000	1,961,507
Total				7,622,836

2	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2021 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ghana 1.3%
Ghana Government International Bond(b)
02/11/2027	6.375%		905,000	876,432
02/11/2035	7.875%		1,500,000	1,398,182
03/26/2051	8.950%		3,900,000	3,697,504
Total				5,972,118
Guatemala 0.6%
Guatemala Government Bond(b)
06/01/2050	6.125%		2,350,000	2,717,147
India 0.4%
Export-Import Bank of India(b)
01/15/2030	3.250%		1,950,000	1,940,530
Indonesia 8.2%
Indonesia Government International Bond
09/18/2029	3.400%		1,900,000	2,011,374
10/30/2049	3.700%		3,800,000	3,862,427
02/14/2050	3.500%		1,550,000	1,549,310
Indonesia Government International Bond(b)
01/15/2045	5.125%		4,250,000	5,045,921
Perusahaan Penerbit SBSN Indonesia III(b)
06/23/2025	2.300%		1,455,000	1,495,448
PT Indonesia Asahan Aluminium Persero(b)
05/15/2030	5.450%		4,765,000	5,402,086
11/15/2048	6.757%		6,250,000	7,753,471
PT Pelabuhan Indonesia II(b)
05/05/2045	5.375%		1,800,000	2,095,530
PT Perusahaan Listrik Negara(b)
07/17/2049	4.875%		2,100,000	2,224,039
PT Saka Energi Indonesia(b)
05/05/2024	4.450%		7,150,000	6,317,062
Total				37,756,668
Ivory Coast 1.7%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		300,000	321,137
10/17/2031	5.875%	EUR	4,300,000	5,328,386
06/15/2033	6.125%		2,000,000	2,040,368
Total				7,689,891
Kazakhstan 2.1%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		300,000	426,572
KazMunayGas National Co. JSC(b)
04/19/2027	4.750%		5,550,000	6,331,633
04/24/2030	5.375%		550,000	652,150
04/19/2047	5.750%		1,850,000	2,193,223
Total				9,603,578
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Malaysia 0.5%
Petronas Capital Ltd.(b)
04/21/2030	3.500%		2,055,000	2,198,656
Mexico 11.4%
Mexican Bonos
06/09/2022	6.500%	MXN	55,615,900	2,776,898
05/31/2029	8.500%	MXN	15,000,000	823,669
Mexico Government International Bond
04/16/2030	3.250%		6,950,000	7,019,721
01/15/2047	4.350%		2,300,000	2,277,889
02/10/2048	4.600%		2,000,000	2,044,938
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	27,319
Petroleos Mexicanos
01/23/2026	4.500%		2,000,000	1,983,857
11/12/2026	7.470%	MXN	4,700,000	200,420
03/13/2027	6.500%		3,900,000	4,078,482
02/12/2028	5.350%		5,300,000	5,177,044
01/23/2029	6.500%		400,000	404,535
01/23/2030	6.840%		9,350,000	9,478,220
01/28/2031	5.950%		7,645,000	7,318,190
01/23/2045	6.375%		6,700,000	5,630,166
09/21/2047	6.750%		1,500,000	1,282,760
01/23/2050	7.690%		2,029,000	1,883,803
Total				52,407,911
Morocco 0.6%
OCP SA(b)
04/25/2044	6.875%		2,200,000	2,560,537
Netherlands 0.4%
Syngenta Finance NV(b)
04/24/2023	4.441%		1,750,000	1,839,255
Oman 0.4%
Oman Government International Bond(b)
01/25/2031	6.250%		1,846,000	1,930,737
Pakistan 0.1%
Pakistan Government International Bond(b)
09/30/2025	8.250%		529,000	586,315
Panama 0.8%
Panama Government International Bond
03/16/2025	3.750%		950,000	1,033,392
09/29/2032	2.252%		2,800,000	2,650,245
Total				3,683,637

Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2021 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paraguay 1.5%
Paraguay Government International Bond(b)
04/15/2026	5.000%		4,140,000	4,656,739
08/11/2044	6.100%		1,307,000	1,566,700
03/30/2050	5.400%		675,000	756,972
Total				6,980,411
Peru 0.4%
Peruvian Government International Bond
06/20/2030	2.844%		1,600,000	1,623,529
Qatar 5.0%
Qatar Government International Bond(b)
04/23/2028	4.500%		200,000	233,412
03/14/2029	4.000%		7,350,000	8,348,805
04/16/2030	3.750%		6,183,000	6,909,385
04/23/2048	5.103%		2,000,000	2,534,095
03/14/2049	4.817%		3,490,000	4,281,711
04/16/2050	4.400%		600,000	697,276
Total				23,004,684
Romania 0.5%
Romanian Government International Bond(b)
02/14/2051	4.000%		2,480,000	2,401,314
Russian Federation 3.9%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		416,000	432,077
Russian Federal Bond - OFZ
03/23/2033	7.700%	RUB	465,000,000	6,486,507
Russian Foreign Bond - Eurobond(b)
05/27/2026	4.750%		3,000,000	3,361,309
03/21/2029	4.375%		2,200,000	2,408,260
03/28/2035	5.100%		3,400,000	3,924,014
06/23/2047	5.250%		1,200,000	1,427,497
Total				18,039,664
Saudi Arabia 3.9%
KSA Sukuk Ltd.(b)
10/29/2029	2.969%		1,750,000	1,824,277
Saudi Government International Bond(b)
03/04/2028	3.625%		1,750,000	1,901,227
04/17/2049	5.000%		500,000	593,017
01/21/2055	3.750%		5,150,000	5,052,196
01/21/2055	3.750%		4,500,000	4,414,540
02/02/2061	3.450%		4,500,000	4,143,594
Total				17,928,851
South Africa 1.8%
Eskom Holdings SOC Ltd.(b)
02/11/2025	7.125%		1,365,000	1,411,930
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Republic of South Africa Government International Bond
09/30/2029	4.850%	1,760,000	1,771,333
09/30/2049	5.750%	5,700,000	5,246,412
Total			8,429,675
Sri Lanka 0.3%
Sri Lanka Government International Bond(b)
05/11/2027	6.200%	1,850,000	1,128,778
03/28/2030	7.550%	450,000	276,017
Total			1,404,795
Turkey 4.9%
Turkey Government International Bond
03/22/2024	5.750%	1,200,000	1,189,217
04/14/2026	4.250%	2,700,000	2,449,882
02/17/2028	5.125%	14,540,000	13,139,370
04/26/2029	7.625%	3,800,000	3,908,656
01/14/2041	6.000%	1,500,000	1,268,509
05/11/2047	5.750%	500,000	405,223
Total			22,360,857
Ukraine 1.5%
NAK Naftogaz Ukraine via Kondor Finance PLC(b)
11/08/2026	7.625%	1,130,000	1,149,837
Ukraine Government International Bond(b)
09/01/2023	7.750%	700,000	754,299
09/01/2026	7.750%	3,800,000	4,122,468
03/15/2033	7.253%	900,000	895,317
Ukraine Railways Via Shortline PLC(b)
09/15/2021	9.875%	100,000	101,473
Total			7,023,394
United Arab Emirates 3.9%
Abu Dhabi Government International Bond(b)
09/30/2029	2.500%	1,600,000	1,642,623
04/16/2030	3.125%	1,950,000	2,090,195
09/30/2049	3.125%	4,500,000	4,292,435
04/16/2050	3.875%	490,000	532,852
DP World Crescent Ltd.(b)
09/26/2028	4.848%	1,250,000	1,397,379
DP World PLC(b)
07/02/2037	6.850%	5,900,000	7,659,352
Total			17,614,836
Venezuela 0.2%
Petroleos de Venezuela SA(b),(f)
05/16/2024	0.000%	12,559,928	545,974
Venezuela Government International Bond(b),(f)
10/13/2024	0.000%	4,300,000	438,952
Total			984,926

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2021 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Virgin Islands 1.0%
Sinopec Group Overseas Development 2017 Ltd.(b)
09/13/2027	3.250%		2,800,000	2,997,047
Sinopec Group Overseas Development 2018 Ltd.(b)
09/12/2028	4.250%		1,500,000	1,668,092
Total				4,665,139
Total Foreign Government Obligations (Cost $384,340,529)				374,801,155

Treasury Bills(a) 1.0%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 1.0%
Egypt Treasury Bills
06/15/2021	13.000%	EGP	73,000,000	4,522,122
Total Treasury Bills (Cost $4,522,352)				4,522,122
Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(g),(h)	22,950,367	22,948,072
Total Money Market Funds (Cost $22,948,072)		22,948,072
Total Investments in Securities (Cost $461,626,371)		453,730,856
Other Assets & Liabilities, Net		4,445,226
Net Assets		$458,176,082

At March 31, 2021, securities and/or cash totaling $223,064 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
89,000,000 MXN	4,260,065 USD	Goldman Sachs	04/19/2021	—	(87,649)
8,539,655 EUR	10,198,568 USD	UBS	04/19/2021	181,208	—
Total				181,208	(87,649)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	36	06/2021	USD	6,523,875	—	(384,543)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(44)	06/2021	USD	(6,322,250)	235,720	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $284,765,270, which represents 62.15% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2021.
(e)	Principal and interest may not be guaranteed by a governmental entity.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2021, the total value of these securities amounted to $984,926, which represents 0.21% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	22,353,312	53,317,657	(52,722,897)	—	22,948,072	—	5,238	22,950,367
Currency Legend
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
RUB	Russian Ruble
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2021

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1QT7006_03_L01_(03/21)